COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Liabilities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 189,554	$ 412,403
Local currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 189,554	177,215
Foreign currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss		$ 235,188